GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Income (Loss)	$ (3,125,595)	$ (1,787,669)
Net cash provided by (used in) operating activities	(1,370,123)	(1,230,347)
Stockholders' deficit	(4,244,151)	(1,990,976)	$ (1,200,545)
S and S Beverage [Member]
Net Income (Loss)	(628,469)	(774,792)
Net cash provided by (used in) operating activities	(584,438)	(486,613)
Stockholders' deficit	$ (656,052)	$ (52,583)